Net financial activity in the issuance of securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Funds From Securities Issued
Opening balance on January 1	R$ 144,903,825	R$ 170,727,564
Issuance	(105,221,591)	(61,833,816)
Interest	7,543,275	5,576,416
Settlement and interest payments	(92,274,643)	(93,179,856)
Exchange variation and others	834,494	(54,115)
Closing balance on December 31	R$ 166,228,542	R$ 144,903,825